Segment Information (Tables)	12 Months Ended
Mar. 31, 2023
Segment Information [Abstract]
Schedule of segment reporting information
	Year ended March 31,
	2021	2022	2023
	$	$	$
Revenue from contracts with customers:
Metal stamping and Mechanical OEM	5,192	7,213	6,654
Electric OEM	3,976	5,152	3,588
Total revenue from contracts with customers	9,168	12,365	10,242
Operating (loss) income:
Metal stamping and Mechanical OEM	(327)	339	(212)
Electric OEM	(207)	307	(95)
Corporate	(82)	(79)	(170)
Total operating income (loss)	(616)	567	(477)
Depreciation expense:
Metal stamping and Mechanical OEM	90	95	137
Electric OEM	69	67	72
Total depreciation	159	162	209
Capital expenditure:
Metal stamping and Mechanical OEM	50	78	60
Electric OEM	38	56	32
Total capital expenditure	88	134	92
	As of March 31,
	2022	2023
	$	$
Total assets:
Metal stamping and Mechanical OEM	7,784	8,099
Electric OEM	6,961	5,696
Corporate	114	88
Total assets	14,859	13,883

	As of March 31,
	2022	2023
	$	$
Property, plant and equipment, net:
Metal stamping and Mechanical OEM	380	266
Electric OEM	263	135
Total property, plant and equipment, net	643	401

Schedule of geographical segment
	Year ended March 31,
	2021	2022	2023
	$	$	$
Revenue from contracts with customers:
Hong Kong and China	1,554	2,105	1,510
Europe	7,269	8,761	8,268
Other Asian countries	37	76	27
North America	308	1,423	437
Total revenue from contracts with customers	9,168	12,365	10,242
	As of March 31,
	2022	2023
	$	$
Property, plant and equipment, net:
Hong Kong and China	128	110
Myanmar	515	291
Total property, plant and equipment, net	643	401